Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2015	2014
Short-term debt (weighted-average interest rate of 4.2% and 5.8%, respectively)	278	299
Current maturities of long-term debt (weighted-average nominal interest rate of 2.0% and 5.9%, respectively)	1,176	54

Total	1,454	353

Schedule of long-term debt

	December 31,
	2015			2014
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,285	2.7%	0.8%	2,310	2.7%	1.1%
Fixed rate	4,876	3.2%	3.2%	5,056	3.2%	3.2%

	7,161			7,366
Current portion of long-term debt	(1,176)	2.0%	1.4%	(54)	5.9%	5.9%

Total	5,985			7,312

Schedule of principal amounts of long-term debt repayable at maturity

        At December 31, 2015, the principal amounts of long-term debt repayable (excluding capital lease obligations) at maturity were as follows:

($ in millions)
2016	1,145
2017	823
2018	371
2019	1,381
2020	7
Thereafter	3,262

Total	6,989

Schedule of outstanding bonds

	December 31,
	2015			2014
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
2.5% USD Notes, due 2016	USD	600	$599	USD	600	$598
1.25% CHF Bonds, due 2016	CHF	500	$510	CHF	500	$511
1.625% USD Notes, due 2017	USD	500	$499	USD	500	$498
4.25% AUD Notes, due 2017	AUD	400	$297	AUD	400	$334
1.50% CHF Bonds, due 2018	CHF	350	$352	CHF	350	$351
2.625% EUR Instruments, due 2019	EUR	1,250	$1,363	EUR	1,250	$1,515
4.0% USD Notes, due 2021	USD	650	$641	USD	650	$640
2.25% CHF Bonds, due 2021	CHF	350	$383	CHF	350	$378
5.625% USD Notes, due 2021	USD	250	$279	USD	250	$283
2.875% USD Notes, due 2022	USD	1,250	$1,275	USD	1,250	$1,271
4.375% USD Notes, due 2042	USD	750	$722	USD	750	$721

Total			$6,920			$7,100

(1)	USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.